Exhibit 99.1

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		8/15/2007
Period No		5
Collection Period:		7/1/2007 - 7/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	9,725,988.94
Partial and Full Prepayments Received	6,971,593.48
Interest Payments Received	20,214,151.67
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	66,985.88
Proceeds on Defaulted Receivables Prior to Charge Off	6,881,924.69
Recoveries on Previously Charged Off Receivables	904,341.87
Less Netted Expenses	268,843.27
Net Swap Receipts	205,081.25
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	127,337.36
Interest and Other for Prefunding Account	3.11
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	774.21
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	1,281,811.65
Total Funds Available		46,111,150.84

II. Principal
Beginning Original Pool Contracts	1,300,116,363.28
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,300,116,363.28
Principal Portion of Scheduled Payments	9,725,988.94
Principal Portion of Prepayments (partial and full)	6,971,593.48
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	21,591,818.08
Aggregate Amount of Cram Down Loss	136,970.34
Principal Distributable Amount	38,426,370.84
Ending Principal Balance		1,261,689,992.44

III. Distribution
1. Indenture Trustee Fee	10,834.30
2. Trust Collateral Agent	15,107.16
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	3,250,290.91
6. Class A Interest and Net Swap Payment Interest Carryover Amounts a. Class A1 Interest	628,239.87
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,107,725.00
7. Note Insurer Fee	218,040.34
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	33,623,074.49
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	4,004,172.10
Total Distribution Amount		46,111,150.84

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		8/15/2007
Period No		5
Collection Period:		7/1/2007 - 7/31/07

IV. Balance
Original Pool Total	1,371,428,621.04	Class A1 Pool Factor	0.52931
Beginning Pool Total	1,300,116,363.28	Class A2 Pool Factor	1.00000
Ending Pool Total	1,261,689,992.44	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000

Original Note Total	1,200,000,000.00
Beginning Note Total	1,137,601,774.45
Ending Note Total	1,103,978,699.97

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	141,601,774.45	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	107,978,699.97	Class A2 Ending Balance	340,000,000.00

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00

	Beginning of Period	End of Period
V. Pool Information
Pool Balance	1,300,116,363.28	1,261,689,992.44
Wtd Avg Coupon	21.31%	21.29%
Wtd Avg Original Term	62.11	62.13
Wtd Avg Remaining Term	57.02	56.23
# Contracts	87,838	85,845
Account to Collector Ratio*	641	667

*	Includes outsourced FTE

VI. Delinquency Information	Contract Count	Principal Balance	Pool Balance %
31— 60 Days Delinquent	11,314	167,945,281.63	13.31%
61— 90 Days Delinquent	3,297	48,073,054.21	3.81%
91— 120 Days Delinquent	2,005	30,356,377.57	2.41%
Defaulted Receivables	3,203	45,737,817.08	3.63%

VII. Repossession Inventory
Repossessed Inventory — Beginning Current Period	721	11,645,528.51
Vehicles Repossessed in Current Period	981	15,398,390.88
Repossessed Vehicles Sold in Current Period	721	11,733,131.28
Repossessed Vehicles Reinstated in Current Period	54	758,987.46
Repossessed Vehicle Adjustment in Current Period	9	130,629.14
Repossessed Inventory — End of Collection Period	918	14,421,171.51

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		8/15/2007
Period No		5
Collection Period:		7/1/2007 - 7/31/07

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	15,089,808.20
Recoveries on Previously Charged-Off Receivables	904,341.87
Expenses	0.00
Net Losses in Current Period	14,185,466.33
Cum. Net Losses to Date	23,540,124.50
Cum. Net Loss to (% of Pool)	1.72
Extension Count	1,650.00
Extension Balance	27,851,581.58
Modified Cumulative Net Loss	76,680,631.18
Modified Cumulative Net Loss to (% of Pool)	5.59

IX. Reserve Fund
Beginning of Reserve Balance	69,415,127.23
Letter of Credit	95,600,000.00
Reinvestment Income	286,383.44
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	1,281,811.65
Ending Reserve Balance	164,019,699.02	13.00%
Reserve Fund Requirement	164,019,699.02	13.00%
Cash Reserve	68,419,699.02	5.42%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	3.11
Withdrawal to Seller	0.00
Withdrawals to Collection Account	3.11
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	774.21
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		8/15/2007
Period No		5
Collection Period:		7/1/2007 - 7/31/07

				Average	Current Month	Previous Month	Previous Month
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No
Security Interest
5. (i) Average Delinquency Ratio	Limit:	6.42	No	4.73	6.22	5.03	2.95
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	7.29	No		5.59
6. Cumulative Net Loss Ratio	Limit:	7.29	No		1.72
7. Extension Ratio	Limit:	4.00	No	0.90	1.92	0.58	0.21
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of			No
Sponsor or Master Servicer
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A.			No
fails to own at least 51% of Master Servicer
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No
XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.42	No	4.73	6.22	5.03	2.95
2. Cumulative Net Loss	Limit:	5.96	No		1.72

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain

Name: Mark McCastlain
Title: Vice President
Date: August 7, 2007